Consolidated Statements of Changes in Stockholders' Deficit - Globallink Investment Inc [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Stockholders Deficit [Member]
Balance at Dec. 31, 2022	$ 3,445		$ (4,056,637)	$ (4,053,192)
Balance, shares at Dec. 31, 2022	3,445,000
Remeasurement of common stock subject to redemption			(1,343,926)	(1,343,926)
Net Income (loss)			682,939	682,939
Excise tax imposed on common stock redemptions			(699,209)	(699,209)
Balance at Mar. 31, 2023	$ 3,445		(5,416,833)	(5,413,388)
Balance, shares at Mar. 31, 2023	3,445,000
Balance at Dec. 31, 2022	$ 3,445		(4,056,637)	(4,053,192)
Balance, shares at Dec. 31, 2022	3,445,000
Balance at Sep. 30, 2023	$ 3,445		(6,419,938)	(6,416,493)
Balance, shares at Sep. 30, 2023	3,445,000
Balance at Dec. 31, 2022	$ 3,445		(4,056,637)	(4,053,192)
Balance, shares at Dec. 31, 2022	3,445,000
Remeasurement of common stock subject to redemption			(3,595,663)	(3,595,663)
Net Income (loss)			1,320,324	1,320,324
Excise tax imposed on common stock redemptions			(935,214)	(935,214)
Balance at Dec. 31, 2023	$ 3,445		(7,267,190)	(7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000
Balance at Mar. 31, 2023	$ 3,445		(5,416,833)	(5,413,388)
Balance, shares at Mar. 31, 2023	3,445,000
Remeasurement of common stock subject to redemption			(882,468)	(882,468)
Net Income (loss)			287,632	287,632
Balance at Jun. 30, 2023	$ 3,445		(6,011,669)	(6,008,224)
Balance, shares at Jun. 30, 2023	3,445,000
Remeasurement of common stock subject to redemption			(662,566)	(662,566)
Net Income (loss)			254,297	254,297
Balance at Sep. 30, 2023	$ 3,445		(6,419,938)	(6,416,493)
Balance, shares at Sep. 30, 2023	3,445,000
Balance at Dec. 31, 2023	$ 3,445		(7,267,190)	(7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000
Remeasurement of common stock subject to redemption			(455,764)	(455,764)
Net Income (loss)			(375,307)	(375,307)
Balance at Mar. 31, 2024	$ 3,445		(8,098,261)	(8,094,816)
Balance, shares at Mar. 31, 2024	3,445,000
Balance at Dec. 31, 2023	$ 3,445		(7,267,190)	(7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000
Balance at Sep. 30, 2024	$ 3,445		(9,261,423)	(9,257,978)
Balance, shares at Sep. 30, 2024	3,445,000
Balance at Dec. 31, 2023	$ 3,445		(7,267,190)	(7,263,745)
Balance, shares at Dec. 31, 2023	3,445,000
Remeasurement of common stock subject to redemption			(1,768,457)	(1,768,457)
Net Income (loss)			(978,445)	(978,445)
Excise tax imposed on common stock redemptions			(268,904)	(268,904)
Balance at Dec. 31, 2024	$ 3,445		(10,282,996)	(10,279,551)
Balance, shares at Dec. 31, 2024	3,445,000
Balance at Mar. 31, 2024	$ 3,445		(8,098,261)	(8,094,816)
Balance, shares at Mar. 31, 2024	3,445,000
Remeasurement of common stock subject to redemption			(440,824)	(440,824)
Net Income (loss)			(217,185)	(217,185)
Balance at Jun. 30, 2024	$ 3,445		(8,756,270)	(8,752,825)
Balance, shares at Jun. 30, 2024	3,445,000
Remeasurement of common stock subject to redemption			(388,406)	(388,406)
Net Income (loss)			(116,747)	(116,747)
Balance at Sep. 30, 2024	$ 3,445		$ (9,261,423)	$ (9,257,978)
Balance, shares at Sep. 30, 2024	3,445,000